ORDINARY SHARES (Details)					1 Months Ended	12 Months Ended
	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Dec. 26, 2019 shares	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 10, 2019 $ / shares shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 CNY (¥) shares	Sep. 21, 2018 $ / shares
Equity [Line Items]
Proceeds from Issuance of Common Stock						$ 3,697,603	¥ 26,141,051	¥ 0	¥ 65,004,531
Cost Method Investment Ownership Percentage				43.00%	43.00%	43.00%				43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				487,057	487,057
Common shares, shares authorized						20,000,000				20,000,000			20,000,000
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive			23,049,639
Common shares, shares outstanding			4,611,720			7,202,832				7,202,832			4,361,634
Percentage Transfer Of Profit To Statutory Reserves						10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital						50.00%	50.00%
Appropriated retained earnings						$ 586,858				¥ 4,148,929			¥ 4,148,929
Stock Issued During Period, Value, New Issues						$ 3,644,603	¥ 25,766,355
Number of Common Stock to be Issued	1,680,000	911,112
Par value (in dollars per share) | $ / shares	$ 0.0925	$ 0.0925				$ 0.0925						$ 0.0925
Number of Ordinary Shares called for by warrants	1,680,000	911,112
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25
Gross proceeds | $	$ 2,100,000	$ 2,100,000
Payments of Stock Issuance Costs | $	200,000	300,000
Net proceeds | $	$ 1,900,000	$ 1,700,000
Restricted Stock [Member]
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						250,086	250,086	858,667	1,563,667
Minimum
Equity [Line Items]
Equity Method Investment, Ownership Percentage				8.00%	8.00%	20.00%				20.00%
Common shares, shares authorized											20,000,000
Par value (in dollars per share) | $ / shares											$ 0.0185
Maximum
Equity [Line Items]
Equity Method Investment, Ownership Percentage				43.00%	43.00%	50.00%				50.00%
Common shares, shares authorized											100,000,000
Par value (in dollars per share) | $ / shares											$ 0.0925
Future Gas Station (Beijing) Technology, Ltd [Member]
Equity [Line Items]
Payments to Acquire Additional Interest in Subsidiaries | ¥					¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				487,057	487,057
Shares Issued, Price Per Share | $ / shares														$ 6.4375